Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 20, 2014
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Eaton Vance Multi-Cap Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evgt_SupplementTextBlock

Eaton Vance Multi-Cap Growth Fund
Supplement to
Prospectus dated January 1, 2014 and
Summary Prospectus dated January 1, 2014

On September 19, 2014, Eaton Vance Multi-Cap Growth Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee); and (b) that have selected the Fund prior to the close of business on September 19, 2014.

August 20, 2014	16011 8.20.14

Eaton Vance Multi-Cap Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVGFX
Eaton Vance Multi-Cap Growth Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMGFX
Eaton Vance Multi-Cap Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGFX
Eaton Vance Multi-Cap Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGFX